BASIS OF PRESENTATION (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
BASIS OF PRESENTATION
Reclassification In common stock Value		$ 238,694	$ 238,694	$ 239,073
Stockholders' Equity Note, Stock Split, Conversion Ratio	18.8886